Segment Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment information
Number of reportable segments | segment	2	2
Net sales	$ 262,256,112	¥ 1,803,881,198	¥ 2,140,871,979	¥ 2,132,680,185
Profit (loss) before tax	(3,299,150)	(22,692,613)	235,649,925	84,947,944
Interest income	556,920	3,830,674	4,154,446	4,043,903
Interest expense	9,069,499	62,382,917	66,125,464	52,669,508
Income tax expense	2,402,109	16,522,472	58,912,481	21,236,986
Identifiable assets	453,020,695		3,197,224,839	3,150,638,724	¥ 3,116,020,852
Capital expenditure			2,631,729	3,592,397
Depreciation and amortization	$ 16,021,522	110,201,143	115,648,886	120,573,718
Operating segments
Segment information
Net sales		1,803,881,198	2,140,871,979	2,132,680,185
Profit (loss) before tax		(22,692,613)	84,947,944	84,947,944
Identifiable assets			3,197,224,839	3,150,638,724	3,116,020,852
Capital expenditure			2,631,729	3,592,397
Depreciation and amortization		110,201,143	115,648,886	120,573,718
Operating segments | Corn-base edible alcohol and its by-products
Segment information
Net sales		1,280,313,234	2,031,865,359	2,034,302,643
Profit (loss) before tax		(16,108,554)	79,446,037	79,446,037
Interest income		3,830,674	4,154,446	4,043,903
Interest expense		62,382,917	66,125,464	52,669,508
Income tax expense		7,303,298	56,120,900	17,524,049
Identifiable assets			2,919,052,502	2,871,332,164	2,902,982,823
Capital expenditure			2,631,729
Depreciation and amortization		95,966,036	98,816,218	105,774,948
Operating segments | Chemical products
Segment information
Net sales		523,567,964	109,006,620	98,377,542
Profit (loss) before tax		(6,584,059)	5,501,907	5,501,907
Income tax expense		9,219,174	2,791,581	3,712,937
Identifiable assets			278,172,337	279,306,560	¥ 213,038,029
Capital expenditure				3,592,397
Depreciation and amortization		¥ 14,235,107	¥ 16,832,668	¥ 14,798,770